Fair Value Measurements (Details) - Schedule of quantitative information regarding Level 3 fair value measurements - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Share price	$ 10.32	$ 10.1	$ 9.68	$ 0.0001
Strike price	$ 11.5	$ 11.5	$ 11.5
Term (in years)	5 years 11 months 15 days	4 months 17 days	6 months
Volatility	12.50	de minimis	10.50
Risk-free rate	4.66%	3.98%	1.30%
Dividend yield	0.00%	0.00%	0.00%
Convertible Promissory Notes [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Term (in years)	3 months 29 days	4 months 17 days
Risk-free rate	4.88%	4.54%
Dividend yield	0.00%	0.00%